S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 05, 2025 USD ($) $ / shares shares
Crane Harbor Sponsor II, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 30,000
Class B Ordinary Shares [Member] | Crane Harbor Sponsor II, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	9,583,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Placement Units [Member] | Crane Harbor Sponsor II, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	450,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,500,000
Private Placement Units [Member] | Underwriters’ [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	487,500
Price Paid or to be Paid for Securities, Total Amount	$ 4,875,000
Working Capital Loans [Member] | Crane Harbor Sponsor II, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 2,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10